Condensed Unaudited Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Condensed Unaudited Consolidated Statements of Comprehensive Loss
Revenue	$ 298,796	$ 12,038	$ 482,385	$ 98,894
Cost of revenue	253,704	28,024	469,310	152,267
Gross profit / (loss)	45,092	(15,986)	13,075	(53,373)
Operating expenses
Amortization	990,537	152,716	1,902,366	326,431
General and administrative expenses	6,093,091	1,549,085	8,866,684	3,193,683
Research and development expenses	4,404,820	1,382,457	6,356,505	2,521,238
Sales and marketing expenses	2,157,910	297,449	3,960,281	557,860
Stock-based compensation expense	1,720,483	1,021,818	3,183,349	2,906,388
Total Operating expenses	15,366,841	4,403,525	24,269,185	9,505,600
Operating loss	(15,321,749)	(4,419,511)	(24,256,110)	(9,558,973)
Other items
Interest income	(88,371)	(10,119)	(170,113)	(38,853)
Changes in fair value of warrant derivative	(3,584,770)	4,991,211	(12,257,385)	2,015,434
Other Income	(80,870)	(367,468)	(92,370)	(375,008)
Foreign exchange (gain)/loss	(121,203)	301,789	(109,043)	(383,837)
Loss before taxes	(11,446,535)	(9,334,924)	(11,627,199)	(10,776,709)
Current income tax expense	850		850	800
Deferred income tax (recovery)/expense		3,375		(20,381)
Net loss	(11,447,385)	(9,338,299)	(11,628,049)	(10,757,128)
Other comprehensive income/(loss)	(6,474)	573,224	(14,333)	(837,923)
Comprehensive Loss	$ (11,453,859)	$ (8,765,075)	$ (11,642,382)	$ (11,595,051)
Loss per share - basic and fully diluted	$ (0.10)	$ (0.20)	$ (0.11)	$ (0.26)
Weighted average number of shares outstanding - basic and fully diluted	112,962,128	46,036,494	108,301,375	41,543,016